Note 20 - Accumulated Other Comprehensive Loss - Accumulated Other Comprehensive Loss (Details) (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Foreign currency translation adjustment, tax	$ (312)	$ (312)
Unrealized gains (losses) on interest rate swap cash flow hedge, tax	0	0
Unrealized holding gains on available-for-sale securities, tax	(7)	(7)
Change in unfunded SERP liabilityChange in unfunded SERP liability, tax, tax	$ 1,003	$ 1,183